PRUDENTIAL JENNISON BLEND FUND, INC.
(Formerly Jennison Blend Fund, Inc.)
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102

October 25, 2010

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:           Prudential Jennison Blend Fund, Inc. (the Fund)
File Nos. 2-75128 and 811-03336

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 44 which was filed electronically on October 25, 2010.

If you have any questions concerning this filing, please contact the undersigned at (973) 802-5032.

By:  /s/ Claudia DiGiacomo
Claudia DiGiacomo
Assistant Secretary